Notes payable - Narrative (Details) € in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Dec. 31, 2024 CAD ($)	Apr. 02, 2024 CAD ($)	Nov. 18, 2020 CAD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 EUR (€)	Oct. 31, 2025 CAD ($) loan owner	Oct. 31, 2025 EUR (€)	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 EUR (€)	Oct. 31, 2025 EUR (€) loan owner	Sep. 02, 2025 CAD ($)	Sep. 02, 2025 EUR (€)	Mar. 31, 2025 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 13,439		$ 14,039
Payments on borrowings						14,155		1,172
Current portion of notes payable						1,536		13,974
Non-current portion of notes payable						11,903		65
Remexian
Disclosure of detailed information about borrowings [line items]
Vendor loan											$ 9,007	€ 5,609
Nuleaf notes payable
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,878				0		1,086
Maturity period		15 months
Payments on borrowings						1,180		1,001
Accretion expense						84		180
OCN notes payable
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 12,783			0		12,888
Maturity period			2 years
Payments on borrowings	$ 13,000
Accretion expense						87		509
Interest rate			15.00%
Interest incurred						216		1,301
Term loan
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 3,885		3,637		0					€ 2,500
Payments on borrowings				$ 200	€ 125
Interest rate				4.82%									4.82%
Interest incurred						112
Current portion of notes payable						808
Non-current portion of notes payable						2,830
Carrying amount of notes payable						2,929
Maximum amount guarantees						$ 932				€ 600
Number of largest non controlling interest owners | owner						2				2
Amounts placed in escrow						$ 488	€ 300
Minimum equity ratio financial covenants						25.00%	25.00%
Maximum net debt ratio financial covenants						3.0	3.0
Vendor loan
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 9,007		0
Interest rate						7.00%				7.00%
Principal amount						$ 12,290
Minimum repayment amount for each vendor loan whole or in part repayments | €					€ 100
Prior written notice period required for vendor loan repayments				60 days	60 days
Other
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 795		$ 65
Payments on borrowings | €									€ 700
Interest rate						10.00%				10.00%
Number of fixed-rate loans | loan						7				7
Other | High Tide
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 728				€ 450
Other | E-commerce [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 67